Annual Total Returns [BarChart] - Brighthouse Balanced Plus Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	13.11%
Annual Return 2013	14.36%
Annual Return 2014	9.65%
Annual Return 2015	(4.09%)
Annual Return 2016	8.36%
Annual Return 2017	18.33%
Annual Return 2018	(7.36%)
Annual Return 2019	23.57%
Annual Return 2020	12.52%